Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property and equipment

Property and equipment by type
in EUR million	2025	2024
Property in own use	863	758
Equipment:
- Data processing equipment	197	218
- Other equipment	447	426
Right- of- use assets:
- ROU property	837	895
- ROU cars	123	124
- ROU other leases	12	13
	2,478	2,434

Schedule of changes in property and equipment

Changes in property and equipment
	Property in own use		Equipment		Right-of-use assets		Total
in EUR million	2025	2024	2025	2024	2025	2024	2025	2024
Opening balance as at 1 January	758	616	643	705	1,033	1,078	2,434	2,399
Additions	147	92	203	240	160	141	510	473
Transfers	-15	83	11	-78		-4	-3	1
Depreciation	-11	-11	-194	-204	-237	-242	-442	-457
Impairments[1]	-8	-9	-6	-10	-3	-4	-16	-23
Reversals of impairments [1]	6	5					7	5
Remeasurements	15	5			40	75	56	80
Disposals	-28	-36	-11	-14	-10	-18	-48	-68
Exchange rate differences	-3	13	-3	5	-12	8	-18	25
Closing balance	863	758	644	643	972	1,033	2,478	2,434

Cost price	994	871	2,827	3,027	1,982	1,933	5,803	5,831
Accumulated depreciation	-299	-298	-2,176	-2,376	-1,237	-1,098	-3,712	-3,772
Accumulated impairments	-95	-97	-7	-8	-31	-31	-134	-136
Accumulated revaluation surplus	264	282					264	282
Accumulated remeasurement					258	229	258	229
Net carrying value	863	758	644	643	972	1,033	2,478	2,434
[1]Impairments and reversals of impairments of property and equipment are presented as Other operating expenses in the statement of Profit or Loss.